Financial Instruments Derivatives Guarantees and Concentration of Credit Risk (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments Derivatives Guarantees and Concentration of Credit Risk (Textuals) [Abstract]
Percentage of long term debt publicly traded	100.00%	97.00%
Cost investments not publicly traded	$ 2	$ 2
Expected duration of future net cash flows for derivatives classified as current (Months)	12
Collateral totaling of credit risk	8	96
Aggregate fair value of net derivative liability position	36	167
Reduced liability balance of credit risk	1	3
Additional collateral of credit risk	29	74
Maximum period hedged in cash flow hedge (Years)	two
Net gains of cash flow hedge to be reclassified into earnings within next year	148
Tax provision benefit of net gains of cash flow hedges to be reclassified into earnings within next year	88
Maximum potential exposure of guarantees	39	40
Carrying value of guarantees included in accrued liabilities	35	36
Portion of net credit exposure from derivatives represented by nine largest net counterparty associated with investment grade counterparties	99.00%
Portion of net credit exposure from derivatives represented by eight counterparty positions associated with Exploration & Production's hedging facility	81.00%
Collateral support under Exploration Productions hedging facility	19
Collateral support related to other derivative positions	$ 15
Customer accounted for ten percent of consolidated revenues	1